[SHIP LOGO] [VANGUARD (R) LOGO]

April 27, 2006


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD INDEX FUNDS
     FILE NO.   2-56846
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Dear Sir or Madam:

  Enclosed is Post-Effective Amendment No. 101 to the registration statement on Form N-1A for Vanguard Index Funds (the "Trust"). The purpose of this filing is to add two new funds to the Trust, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund, each of which will offer Investor Shares and VIPER Shares. The outside front covers of the Fund's prospectuses include the pre-effective language required by Rule 481(b)(2).

  Pursuant to the requirements of rule 485(a)(2), it is hereby requested that this Amendment be declared effective on July 11, 2006. During the review period, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

  Please contact the undersigned at (610) 503-5693 with any questions or comments that you may have concerning the enclosed Amendment.

Sincerely,



Natalie S. Bej
Associate Counsel
Securities Regulation, Legal Department

Enclosures

cc: Christian Sandoe, Esq.
  U.S. Securities and Exchange Commission